INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL

NOTE 9. INTANGIBLE ASSETS AND GOODWILL

Intangible assets

Intangible assets consisted of the following:

				Estimated
		Accumulated		Life
	Gross	Amortization	Net	(in years)
Tradename	$1,050,000	$65,625	$984,375	10

Estimated amortization expense for the next five years is as follows:

Year ending December 31,	Amount
2021	$105,000
2022	105,000
2023	105,000
2024	105,000
2025	105,000
Thereafter	459,375
Total	$984,375

Amortization expense was $65,625 and $0 for the years ended December 31, 2020 and 2019, respectively.

Goodwill

In connection with our acquisition of SevenFive Farm in May 2020, we recorded goodwill of $2,484,200 that is included in our Cultivation Reporting Unit. We have not recognized any impairment as of December 31, 2020.